LINE OF CREDIT PAYABLE – RELATED PARTY	9 Months Ended
Mar. 31, 2025
Line Of Credit Payable Related Party
LINE OF CREDIT PAYABLE – RELATED PARTY

12. LINE OF CREDIT PAYABLE – RELATED PARTY

Between November 15, 2024 and March 31, 2025, the Company borrowed an aggregate of $2,987,785, evidenced by a Secured Promissory Note, dated December 1, 2024, under a planned committed line of credit with BOS Investment Inc. to borrow up to an aggregate of $5,000,000. BOS is an affiliate of Michael Singh, the Company’s Chairman and Co-CEO. The Company used a portion of the proceeds from the loan for the acquisition of Awaysis Belize LTD, another affiliate of Mr. Singh, and expects to use additional proceeds for other targeted acquisitions, and to further develop the Company’s Awaysis Casamora Assets.

Interest on the note portion of the loan is 3.5% per annum (subject to late payment penalties). On April 22, 2025, the parties entered into an amendment to the Secured Promissory Note, to provide that principal and interest shall be due on June 1, 2025.

The note is secured by a first priority lien on substantially all of the assets of Awaysis Belize LTD and contains customary events of default, which entitle BOS, among other things, to accelerate the due date of the unpaid principal and accrued and unpaid interest of the note. Additional definitive documentation regarding the line of credit has not yet been negotiated or entered into. However, the Company expects the note will be rolled into the definitive documents relating to the full line of credit once finalized and executed.